PROPERTY AND EQUIPMENT - Useful life of property and equipment (Details)	12 Months Ended
Dec. 31, 2021
Minimum | Telecommunication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Minimum | Buildings and constructions
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years
Minimum | Office and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Maximum | Telecommunication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20 years
Maximum | Buildings and constructions
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	50 years
Maximum | Office and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years